Document and Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Nkarta, Inc.
Entity Central Index Key	0001787400
Entity Emerging Growth Company	false
Entity File Number	001-39370
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-4515206
Entity Address, Address Line One	1150 Veterans Boulevard
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	925
Local Phone Number	407-1049
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	NKTX
Security Exchange Name	NASDAQ